Cash and cash equivalents and financial investments (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash And Cash Equivalents And Financial Investments
Operating activities	$ 36,047
Proceeds from finance debt	5,320	$ 2,129
Proceeds from divestments financial investments	2,784
Proceeds from disposal of assets	613
Financial compensation	355
Debt repayment of lease liability	19,521
Intangible assets	14,571
Payment of dividends	$ 8,154